PowerShares Fundamental Pure Small Growth Portfolio
PowerShares Fundamental Pure Small Growth Portfolio Summary Information
Investment Objective
The PowerShares Fundamental Pure Small Growth Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Growth Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Growth Portfolio
Management Fees		0.29%
Other Expenses		0.41%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		0.72%
Fee Waivers and Expense Assumption	[2]	0.31%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption		0.41%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2015, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PowerShares Fundamental Pure Small Growth Portfolio	42	199	370	865

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is composed of common stocks of “small growth” U.S. companies (including real estate investment trusts (“REITs”)) that Research Affiliates, LLC (“RA” or the “Index Provider”) classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word “Fundamental” in the Fund’s name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, cash flow, sales and dividends. The Index Provider uses a five-year average for sales, cash flow and dividends, as well as the book value as of the company’s most recent fiscal year end. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: “large,” “mid” and “small.” The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the “large” size group, the next 20% comprise the “mid” size group, and the final 10% comprise the “small” size group. The Index Provider further divides the “small” size group into “growth,” “core” or “value” subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both “small” and “growth.”

The use of the word “Pure” in the Fund’s name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as “growth.” Although “growth” funds also could include some stocks that, based on their classification, would be considered “core” or “value,” the Underlying Index contains only those stocks that the Index Provider classifies as pure “growth” stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving, and, as a result, may be more sensitive to changing market conditions.

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2014 was 6.30%.
Best Quarter	Worst Quarter
18.01% (4th Quarter 2010)	(23.82)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2013
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
PowerShares Fundamental Pure Small Growth Portfolio		32.34%	17.51%	5.49%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio Return After Taxes on Distributions		32.02%	17.40%	5.43%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio Return After Taxes on Distributions and Sale of Fund Shares		18.52%	14.23%	4.37%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio RAFI® Fundamental Small Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	32.88%
PowerShares Fundamental Pure Small Growth Portfolio Blended-RAFI® Fundamental Small Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	32.88%	18.39%	6.17%	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		43.30%	22.58%	9.42%	Mar. 03, 2005
[1]	Effective June 16, 2011, the Fund changed its underlying index from Dynamic Small Cap Growth Intellidex℠ Index to the RAFI® Fundamental Small Growth Index.
[2]	The data shown as "Blended-RAFI® Fundamental Small Growth Index" is composed of the performance of the Dynamic Small Cap Growth Intellidex℠ Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Growth Index starting at the conversion date and through December 31, 2013.